Operating Leases (Details) - Schedule of maturity analysis of operating lease liabilities	Dec. 31, 2021 USD ($)
Schedule of maturity analysis of operating lease liabilities [Abstract]
2022	$ 1,597,865
2023	1,038,070
2024	635,801
2025	490,136
2026
Thereafter
Total lease payment	3,761,872
Less: imputed interest	(313,646)
Present value of operating lease liabilities	3,448,226
Less: current obligation	(1,447,360)
Long-term obligation at December 31, 2021	$ 2,000,866